Cover	Jan. 13, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 13, 2022
Entity File Number	000-21617
Entity Registrant Name	PROPHASE LABS, INC.
Entity Central Index Key	0000868278
Entity Tax Identification Number	23-2577138
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	711 Stewart Ave.
Entity Address, City or Town	Garden City
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11530
City Area Code	(215)
Local Phone Number	345-0919
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0005
Trading Symbol	PRPH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false